Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except percentage)

Income before income tax expense	$424,239	$555,410	$255,192
Loss from non-China operations	$(79,945)	$(143,680)	$(508,580)
Income from China operations	$504,184	$699,090	$763,772
Income tax expense applicable to China operations	$73,165	$129,406	$146,283
Effective tax rate for China operations	15%	19%	19%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Current tax provision	$76,379	$95,846	$99,481
Deferred tax (benefits) provision	(3,214)	33,560	46,802
Income tax expense	$73,165	$129,406	$146,283

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2017	2018	2019
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate[1]	(11)%	(11)%	(13)%
Permanent differences	(1)%	1%	2%
Change in valuation allowance	2%	4%	5%
Effective tax rate for China operations	15%	19%	19%

[1] Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of in 2018 and 2019.

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except per share amount)
Tax holiday effect	$56,377	$76,246	$100,616
Basic net income per share effect	$0.79	$1.08	$1.44
Diluted net income per share effect	$0.76	$1.05	$1.44

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2018	2019
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,484	$29,226
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	539	514
Total deferred tax assets	31,023	29,740
Less: valuation allowance	(31,023)	(29,740)
Deferred tax assets, net	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2018	2019
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$6,023	$8,070
Less: valuation allowance	(6,023)	(8,070)
Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2018	2019
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$24,267	$35,202
Net operating loss carry forwards	31,016	44,970
Investment impairment	32,797	44,397
Accruals and others	22,212	26,261
Total deferred tax assets	110,292	150,830
Less: valuation allowance	(87,079)	(125,430)
Net deferred tax assets	$23,213	$25,400

Deferred tax liabilities:
Depreciation	$(821)	$(1,102)
Investment gain	(40,781)	(88,113)
Acquired intangible assets	(3,213)	(2,430)
Others	(6,278)	(6,482)
Total deferred tax liabilities	$(51,093)	$(98,127)